Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Taxes
Current Income Tax Expense - federal	$ 0	$ 0
Current Income Tax Expense - state	$ 0	$ 0